December 31, 1999                               . Pacific Select Fund

                                                . Pacific Select Exec
                                                  Separate Account of
                                                  Pacific Life Insurance Company





                                 Annual
                                    Reports










                                                                  PACIFIC SELECT

                               TABLE OF CONTENTS

        PACIFIC SELECT FUND
        Chairman's Letter................................................... A-1

        Performance Discussion.............................................. A-2

        Independent Auditors' Report........................................ B-1

        Financial Statements:

          Statements of Assets and Liabilities.............................. B-2

          Statements of Operations.......................................... B-4

          Statements of Changes in Net Assets............................... B-6

        Financial Highlights................................................ C-1

        Schedules of Investments and Notes.................................. D-1

        Notes to Financial Statements....................................... E-1

        Special Meeting of Shareholders..................................... F-1


        PACIFIC SELECT EXEC SEPARATE ACCOUNT

        Chairman's Letter................................................... G-1

        Policy Illustrations................................................ G-2

        Independent Auditors' Report........................................ H-1

        Financial Statements:

          Statement of Assets and Liabilities............................... H-2

          Statement of Operations........................................... H-4

          Statement of Changes in Net Assets................................ H-6

        Notes to Financial Statements....................................... I-1

Dear Pacific Life Variable Universal Life Insurance Policy Owner:

 We are pleased to share with you the 1999 Annual Report of the Pacific Select Exec Separate Account ("Separate Account") of Pacific Life Insurance Company ("Pacific Life").

 The Separate Account supports your Pacific Life Variable Universal Life Insurance Policy ("the Policy"). The Separate Account is divided into subaccounts, called Variable Accounts. A fixed account option is also available.

 Attached are charts of a hypothetical policy for each of the Variable Universal Life Insurance Policies supported by the Pacific Select Exec Separate Account, which indicate the Accumulated Values and Cash Surrender Values as of December 31, 1999, assuming 100% of the net premium payment was allocated to each Variable Account.

 If you have any questions, please contact your Registered Representative, or call Pacific Life's Marketing Department at our toll free number 1-800-800-7681.

Sincerely,

/s/ THOMAS C. SUTTON

Thomas C. Sutton
Chairman and Chief Executive Officer
Pacific Life Insurance Company

                              Pacific Select Exec


 The following indicates the Accumulated Values and Cash Surrender Values as of December 31, 1999, assuming a hypothetical policy was purchased (1) on the date each Variable Account began operations, and (2) on January 4, 1999, if later. Also assumed is that 100% of each net premium payment was allocated to such Variable Account and reductions of cost of insurance rates are based on those in effect as of December 31, 1999. The Policy is based on an insured male, nonsmoker, age 40, annual premium payments of $10,000 (also Guideline Annual Premium), and a Level and Initial Death Benefit of $560,323:

                                                    Variable Accounts
                        ------------------------------------------------------------------------
                         Aggressive   Emerging                Bond and                 Multi-
                           Equity      Markets     Growth      Income      Equity     Strategy
                           4/8/96*     4/8/96*     2/1/89*    1/10/97*    1/10/97*     1/3/89*
                        ------------------------------------------------------------------------

(1) Policy Purchased On Date Variable Account Began Operations
 AV**...................  $46,305.51  $35,996.38 $276,099.75  $24,944.90  $42,902.17 $184,578.08
 CSV***.................   42,087.74   31,778.61  276,099.75   20,727.13   38,684.39  184,578.08

(2) Policy Purchased On 1/4/99
 AV**...................   10,505.56   12,355.48   12,185.10    7,476.46   11,374.05    8,694.90
 CSV***.................    6,287.78    8,137.71    7,967.32    3,258.69    7,156.27    4,477.13


                           Equity      Growth      Mid-Cap     Equity     Small-Cap
                           Income        LT         Value       Index       Index       REIT
                           1/3/89*     1/4/94*     1/8/99*    1/31/91*     1/8/99*    1/19/99*
                        ------------------------------------------------------------------------

(1) Policy Purchased On Date Variable Account Began Operations
 AV**................... $243,899.73 $196,192.94   $8,379.59 $207,716.79   $9,510.22   $8,095.73
 CSV***.................  243,899.73  192,818.72    4,161.82  206,873.23    5,292.44    3,877.95

(2) Policy Purchased On 1/4/99
 AV**...................    9,228.75   16,417.02         *      9,865.55         *           *
 CSV***.................    5,010.98   12,199.25         *      5,647.77         *           *


                           Inter-    Government    Managed      Money    High Yield   Large-Cap
                          national   Securities     Bond       Market       Bond        Value
                          1/19/89*    2/15/89*     2/1/89*    11/22/88*    1/3/89*     1/8/99*
                        ------------------------------------------------------------------------

(1) Policy Purchased On Date Variable Account Began Operations
 AV**................... $166,513.77 $125,862.07 $130,205.19 $122,500.44 $150,319.59   $8,861.41
 CSV***.................  166,513.77  125,862.07  130,205.19  122,500.44  150,319.59    4,643.64

(2) Policy Purchased On 1/4/99
 AV**...................    9,748.65    7,916.36    7,924.74    8,509.89    8,322.90         *
 CSV***.................    5,530.88    3,698.59    3,706.97    4,292.11    4,105.13         *


                          Variable    Variable    Variable    Variable
                          Account I  Account II  Account III Account IV
                          10/11/96*   10/17/96*   10/11/96*   11/18/96*
                        ------------------------------------------------------------

(1) Policy Purchased On Date Variable Account Began Operations
 AV**...................  $51,481.94  $61,606.49  $52,870.44  $50,235.58
 CSV***.................   47,264.16   57,388.71   48,652.66   46,017.81

(2) Policy Purchased On 1/4/99
 AV**...................   11,923.50   11,529.45   11,789.91   10,316.43
 CSV***.................    7,705.72    7,311.67    7,572.14    6,098.65

-------------------
  *  Date Variable Account began operations.

 ** Accumulated Value: Includes deductions for all policy charges, including cost of insurance, except surrender charges. Cost of insurance rates vary depending on age, sex, smoking status, substandard rating, and face amount.

*** Cash Surrender Value: Includes deductions for all policy charges, including any underwriting and sales surrender charges that would have been deducted if the policy had been surrendered on December 31, 1999. Surrender charges vary by policy.

                             Pacific Select Choice

 The following indicates the Accumulated Values and Cash Surrender Values as of December 31, 1999, assuming a hypothetical policy was purchased (1) on the date each Variable Account began operations, and (2) on January 4, 1999, if later. Also assumed is that 100% of each net premium payment was allocated to such Variable Account and reductions of cost of insurance rates are based on those in effect as of December 31, 1999. The Policy is based on an insured male, nonsmoker, age 40, annual premium payments of $10,000 (also Guideline Annual Premium), and a Level and Initial Death Benefit of $559,456:

                                                    Variable Accounts
                        ------------------------------------------------------------------------
                         Aggressive   Emerging                Bond and                 Multi-
                           Equity      Markets     Growth      Income      Equity     Strategy
                           4/8/96*     4/8/96*     2/1/89*    1/10/97*    1/10/97*     1/3/89*
                        ------------------------------------------------------------------------

(1) Policy Purchased On Date Variable Account Began Operations
 AV**...................  $35,937.23  $28,720.11 $241,116.43  $17,850.72  $30,800.90 $163,194.67
 CSV***.................   33,979.13   26,762.02  241,116.43   15,892.63   28,842.81  163,194.67

(2) Policy Purchased On 1/4/99
 AV**...................    7,018.21    8,339.62    8,172.28    4,877.14    7,631.09    5,761.08
 CSV***.................    5,060.12    6,381.53    6,214.19    2,919.05    5,673.00    3,802.98


                           Equity      Growth      Mid-Cap     Equity     Small-Cap
                           Income        LT         Value       Index       Index       REIT
                           1/3/89*     1/4/94*     1/8/99*    1/31/91*     1/8/99*    1/19/99*
                        ------------------------------------------------------------------------

(1) Policy Purchased On Date Variable Account Began Operations
 AV**................... $214,616.70 $159,237.20   $5,529.95 $178,341.94   $6,271.19   $5,344.51
 CSV***.................  214,616.70  157,638.09    3,571.85  177,917.69    4,313.10    3,386.42

(2) Policy Purchased On 1/4/99
 AV**...................    6,146.60   11,253.56         *      6,584.48         *           *
 CSV***.................    4,188.51    9,295.47         *      4,626.38         *           *


                           Inter-    Government    Managed      Money    High Yield   Large-Cap
                          national   Securities     Bond       Market       Bond        Value
                          1/19/89*    2/15/89*     2/1/89*    11/22/88*    1/3/89*     1/8/99*
                        ------------------------------------------------------------------------

(1) Policy Purchased On Date Variable Account Began Operations
 AV**................... $149,853.32 $111,828.06 $115,437.31 $111,391.68 $132,300.50   $5,888.37
 CSV***.................  149,853.32  111,828.06  115,437.31  111,391.68  132,300.50    3,930.28

(2) Policy Purchased On 1/4/99
 AV**...................    6,444.68    5,193.51    5,199.67    5,626.92    5,491.06         *
 CSV***.................    4,486.58    3,235.41    3,241.58    3,668.82    3,532.96         *


                          Variable    Variable    Variable    Variable
                         Account  I  Account II  Account III Account IV
                          10/11/96*   10/17/96*   10/11/96*   11/18/96*
                        ------------------------------------------------------------

(1) Policy Purchased On Date Variable Account Began Operations
 AV**...................  $40,196.44  $47,724.24  $41,632.28  $38,772.92
 CSV***.................   38,238.35   45,766.14   39,674.19   36,814.83

(2) Policy Purchased On 1/4/99
 AV**...................    8,041.71    7,739.43    7,912.73    6,899.61
 CSV***.................    6,083.61    5,781.33    5,954.64    4,941.51

-------------------
  *  Date Variable Account began operations.

 ** Accumulated Value: Includes deductions for all policy charges, including cost of insurance, except surrender charges. Cost of insurance rates vary depending on age, sex, smoking status, and substandard rating.

*** Cash Surrender Value: Includes deductions for all policy charges, including any underwriting and sales surrender charges that would have been deducted if the policy had been surrendered on December 31, 1999. Surrender charges vary by policy.

                        Pacific Select Estate Preserver


 The following indicates the Accumulated Values and Cash Surrender Values as of December 31, 1999, assuming a hypothetical policy was purchased (1) on the date each Variable Account began operations, and (2) on January 4, 1999, if later. Also assumed is that 100% of each net premium payment was allocated to such Variable Account and reductions of cost of insurance rates are based on those in effect as of December 31, 1999. The Policy is based on joint insureds, one male and one female, select nonsmokers, both age 40, annual premium payments of $10,000 (also Guideline Annual Premium), and a Level and Initial Death Benefit of $954,483:

                                                    Variable Accounts
                        ------------------------------------------------------------------------
                         Aggressive   Emerging                Bond and                 Multi-
                           Equity      Markets     Growth      Income      Equity     Strategy
                           4/8/96*     4/8/96*     2/1/89*    1/10/97*    1/10/97*     1/3/89*
                        ------------------------------------------------------------------------

(1) Policy Purchased On Date Variable Account Began Operations
 AV**...................  $46,619.87  $36,449.17 $286,353.05  $25,062.86  $42,927.10 $192,065.20
 CSV***.................   43,181.41   33,010.71  286,353.05   21,211.79   39,076.02  192,065.20

(2) Policy Purchased On 1/4/99
 AV**...................   10,431.17   12,254.65   12,093.78    7,441.77   11,288.42    8,640.71
 CSV***.................    5,479.79    7,303.27    7,142.39    2,490.39    6,337.04    3,689.33


                           Equity      Growth      Mid-Cap     Equity     Small-Cap
                           Income        LT         Value       Index       Index       REIT
                           1/3/89*     1/4/94*     1/8/99*    1/31/91*     1/8/99*    1/19/99*
                        ------------------------------------------------------------------------

(1) Policy Purchased On Date Variable Account Began Operations
 AV**................... $252,990.54 $199,134.27   $8,330.83 $214,053.18   $9,455.59   $8,048.32
 CSV***.................  252,990.54  196,933.66    3,379.45  213,503.02    4,504.21    3,096.94

(2) Policy Purchased On 1/4/99
 AV**...................    9,166.29   16,256.29         *      9,796.64         *           *
 CSV***.................    4,214.91   11,304.91         *      4,845.26         *           *


                           Inter-    Government    Managed      Money    High Yield   Large-Cap
                          national   Securities     Bond       Market       Bond        Value
                          1/19/89*    2/15/89*     2/1/89*    11/22/88*    1/3/89*     1/8/99*
                        ------------------------------------------------------------------------

(1) Policy Purchased On Date Variable Account Began Operations
 AV**................... $173,966.81 $131,522.84 $135,967.58 $128,119.20 $156,530.20   $8,803.55
 CSV***.................  173,966.81  131,522.84  135,967.58  128,119.20  156,530.20    3,852.17

(2) Policy Purchased On 1/4/99
 AV**...................    9,690.11    7,875.05    7,883.29    8,458.64    8,274.69         *
 CSV***.................    4,738.73    2,923.67    2,931.91    3,507.26    3,323.31         *


                          Variable    Variable    Variable    Variable
                          Account I  Account II  Account III Account IV
                          10/11/96*   10/17/96*   10/11/96*   11/18/96*
                        ------------------------------------------------------------

(1) Policy Purchased On Date Variable Account Began Operations
 AV**...................  $51,425.94  $61,439.07  $52,784.16  $50,100.95
 CSV***.................   47,712.40   57,725.54   49,070.62   46,341.57

(2) Policy Purchased On 1/4/99
 AV**...................   11,827.18   11,442.02   11,700.71   10,242.16
 CSV***.................    6,875.80    6,490.64    6,749.33    5,290.78

-------------------
  *  Date Variable Account began operations.

 ** Accumulated Value: Includes deductions for all policy charges, including cost of insurance, except surrender charges. Cost of insurance rates vary depending on age, sex, smoking status, and substandard rating.

*** Cash Surrender Value: Includes deductions for all policy charges, including any underwriting and sales surrender charges that would have been deducted if the policy had been surrendered on December 31, 1999. Surrender charges vary by policy.

                      Pacific Select Estate Preserver II

 The following indicates the Accumulated Values and Cash Surrender Values as of December 31, 1999, assuming a hypothetical policy was purchased (1) on the date each Variable Account began operations, and (2) on January 4, 1999, if later. Also assumed is that 100% of each net premium payment was allocated to such Variable Account and reductions of cost of insurance rates are based on those in effect as of December 31, 1999. The Policy is based on joint insureds, one male and one female, select nonsmokers, both age 40, annual premium payments of $10,000 (also Guideline Annual Premium), and a Level and Initial Death Benefit of $944,039:

                                                    Variable Accounts
                       -------------------------------------------------------------------------
                         Aggressive   Emerging                Bond and                 Multi-
                           Equity      Markets     Growth      Income      Equity     Strategy
                           4/8/96*     4/8/96*     2/1/89*    1/10/97*    1/10/97*     1/3/89*
                       -------------------------------------------------------------------------

(1) Policy Purchased On Date Variable Account Began Operations
 AV**...................  $46,097.36  $36,039.78 $283,159.92  $24,781.38  $42,446.08 $189,924.73
 CSV***.................   46,097.36   36,039.78  283,159.92   24,781.38   42,446.08  189,924.73

(2) Policy Purchased On 1/4/99
 AV**...................   10,314.19   12,117.41   11,958.22    7,358.06   11,161.90    8,543.71
 CSV***.................   10,314.19   12,117.41   11,958.22    7,358.06   11,161.90    8,543.71


                           Equity      Growth      Mid-Cap     Equity     Small-Cap
                           Income        LT         Value       Index       Index       REIT
                           1/3/89*     1/4/94*     1/8/99*    1/31/91*     1/8/99*    1/19/99*
                       -------------------------------------------------------------------------

(1) Policy Purchased On Date Variable Account Began Operations
 AV**................... $250,170.22 $196,905.18   $8,237.26 $211,660.78   $9,349.37   $7,957.92
 CSV***.................  250,170.22  196,905.18    8,237.26  211,660.78    9,349.37    7,957.92

(2) Policy Purchased On 1/4/99
 AV**...................    9,063.46   16,074.61         *      9,686.76         *           *
 CSV***.................    9,063.46   16,074.61         *      9,686.76         *           *


                           Inter-    Government    Managed      Money    High Yield   Large-Cap
                          national   Securities     Bond       Market       Bond        Value
                          1/19/89*    2/15/89*     2/1/89*    11/22/88*    1/3/89*     1/8/99*
                       -------------------------------------------------------------------------

(1) Policy Purchased On Date Variable Account Began Operations
 AV**................... $172,028.74 $130,057.93 $134,452.87 $126,696.67 $154,785.52   $8,704.75
 CSV***.................  172,028.74  130,057.93  134,452.87  126,696.67  154,785.52    8,704.75

(2) Policy Purchased On 1/4/99
 AV**...................    9,581.29    7,786.53    7,794.68    8,363.66    8,181.74         *
 CSV***.................    9,581.29    7,786.53    7,794.68    8,363.66    8,181.74         *


                          Variable    Variable    Variable    Variable
                          Account I  Account II  Account III Account IV
                          10/11/96*   10/17/96*   10/11/96*   11/18/96*
                       ------------------------------------------------------------

(1) Policy Purchased On Date Variable Account Began Operations
 AV**...................  $50,851.19  $60,752.99  $52,194.67  $49,541.41
 CSV***.................   50,851.19   60,752.99   52,194.67   49,541.41

(2) Policy Purchased On 1/4/99
 AV**...................   11,694.72   11,313.79   11,569.58   10,127.32
 CSV***.................   11,694.72   11,313.79   11,569.58   10,127.32

-------------------
  *  Date Variable Account began operations.

 ** Accumulated Value: Includes deductions for all policy charges, including cost of insurance, except surrender charges. Cost of insurance rates vary depending on age, sex, smoking status, and substandard rating.

*** Cash Surrender Value: Includes deductions for all policy charges, including any underwriting and sales surrender charges that would have been deducted if the policy had been surrendered on December 31, 1999. Surrender charges vary by policy.

               Pacific Select Estate Maximizer (Single Insured)


 The following indicates the Accumulated Values and Cash Surrender Values as of December 31, 1999, assuming a hypothetical policy was purchased (1) on the date each Variable Account began operations, and (2) on January 4, 1999, if later. Also assumed is that 100% of each net premium payment was allocated to such Variable Account and reductions of cost of insurance rates are based on those in effect as of December 31, 1999. The Policy is based on an insured male, nonsmoker, age 40, single premium payment of $40,000 (also Guideline Single Premium), and a Level and Initial Death Benefit of $159,779:

                                                   Variable Accounts
                        -----------------------------------------------------------------------
                         Aggressive   Emerging                Bond and                Multi-
                           Equity      Markets     Growth      Income      Equity    Strategy
                           4/8/96*     4/8/96*     2/1/89*    1/10/97*    1/10/97*    1/3/89*
                        -----------------------------------------------------------------------

(1) Policy Purchased On Date Variable Account Began Operations
 AV**...................  $59,895.02  $39,986.23 $183,751.97  $45,030.89 $77,702.47 $117,517.13
 CSV***.................   56,695.02   36,786.23  183,751.97   41,430.89  74,102.47  117,517.13

(2) Policy Purchased On 1/4/99
 AV**...................   50,326.91   58,729.11   58,200.30   36,447.16  54,311.76   41,908.28
 CSV***.................   46,326.91   54,729.11   54,200.30   32,447.16  50,311.76   37,908.28


                           Equity      Growth      Mid-Cap     Equity    Small-Cap
                           Income        LT         Value       Index      Index       REIT
                           1/3/89*     1/4/94*     1/8/99*    1/31/91*    1/8/99*    1/19/99*
                        -----------------------------------------------------------------------

(1) Policy Purchased On Date Variable Account Began Operations
 AV**................... $163,799.56 $223,722.16  $40,507.89 $168,768.87 $45,999.55  $39,125.43
 CSV***.................  163,799.56  221,322.16   36,507.89  167,568.87  41,999.55   35,125.43

(2) Policy Purchased On 1/4/99
 AV**...................   44,310.47   77,110.04         *     47,294.08        *           *
 CSV***.................   40,310.47   73,110.04         *     43,294.08        *           *


                           Inter-    Government    Managed      Money    High Yield  Large-Cap
                          national   Securities     Bond       Market       Bond       Value
                          1/19/89*    2/15/89*     2/1/89*    11/22/88*   1/3/89*     1/8/99*
                        -----------------------------------------------------------------------

(1) Policy Purchased On Date Variable Account Began Operations
 AV**...................  $85,502.36  $74,419.92  $77,925.93  $56,325.24 $89,103.60  $42,619.67
 CSV***.................   85,502.36   74,419.92   77,925.93   56,325.24  89,103.60   38,619.67

(2) Policy Purchased On 1/4/99
 AV**...................   47,065.40   38,433.64   38,470.77   41,078.69  40,241.73         *
 CSV***.................   43,065.40   34,433.64   34,470.77   37,078.69  36,241.73         *


                          Variable    Variable    Variable    Variable
                          Account I  Account II  Account III Account IV
                          10/11/96*   10/17/96*   10/11/96*   11/18/96*
                        ------------------------------------------------------------

(1) Policy Purchased On Date Variable Account Began Operations
 AV**...................  $65,550.03  $91,991.16  $69,875.87  $77,167.80
 CSV***.................   62,350.03   88,791.16   66,675.87   73,967.80

(2) Policy Purchased On 1/4/99
 AV**...................   56,709.83   55,031.95   56,283.33   49,379.23
 CSV***.................   52,709.83   51,031.95   52,283.33   45,379.23

-------------------
  * Date Variable Account began operations.

 ** Accumulated Value: Includes deductions for all policy charges, including cost of insurance, except surrender charges. Cost of insurance rates vary depending on age and smoking status.

*** Cash Surrender Value: Includes deductions for all policy charges, including any underwriting and sales surrender charges that would have been deducted if the policy had been surrendered on December 31, 1999. Surrender charges vary by policy.

               Pacific Select Estate Maximizer (Joint Insureds)

 The following indicates the Accumulated Values and Cash Surrender Values as of December 31, 1999, assuming a hypothetical policy was purchased (1) on the date each Variable Account began operations, and (2) on January 4, 1999, if later. Also assumed is that 100% of each net premium payment was allocated to such Variable Account and reductions of cost of insurance rates are based on those in effect as of December 31, 1999. The Policy is based on joint insureds, one male and one female, nonsmokers, both age 40, single premium payment of $10,000 (also Guideline Single Premium), and a Level and Initial Death Benefit of $271,147:

                                                   Variable Accounts
                        -----------------------------------------------------------------------
                         Aggressive   Emerging                Bond and                Multi-
                           Equity      Markets     Growth      Income      Equity    Strategy
                           4/8/96*     4/8/96*     2/1/89*    1/10/97*    1/10/97*    1/3/89*
                        -----------------------------------------------------------------------

(1) Policy Purchased On Date Variable Account Began Operations
 AV**...................  $61,039.88  $40,703.86 $193,002.70  $45,694.84 $78,853.88 $123,356.77
 CSV***.................   57,839.88   37,503.86  193,002.70   42,094.84  75,253.88  123,356.77

(2) Policy Purchased On 1/4/99
 AV**...................   50,577.43   59,021.62   58,490.08   36,628.36  54,582.18   42,116.80
 CSV***.................   46,577.43   55,021.62   54,490.08   32,628.36  50,582.18   38,116.80


                           Equity      Growth      Mid-Cap     Equity    Small-Cap
                           Income        LT         Value       Index      Index       REIT
                           1/3/89*     1/4/94*     1/8/99*    1/31/91*    1/8/99*    1/19/99*
                        -----------------------------------------------------------------------

(1) Policy Purchased On Date Variable Account Began Operations
 AV**................... $172,078.55 $230,333.39  $40,709.40 $176,078.85 $46,228.37  $39,320.06
 CSV***.................  172,078.55  227,933.39   36,709.40  174,878.85  42,228.37   35,320.06

(2) Policy Purchased On 1/4/99
 AV**...................   44,531.01   77,492.58         *     47,529.49        *           *
 CSV***.................   40,531.01   73,492.58         *     43,529.49        *           *


                           Inter-    Government    Managed      Money    High Yield  Large-Cap
                          national   Securities     Bond       Market       Bond       Value
                          1/19/89*    2/15/89*     2/1/89*    11/22/88*   1/3/89*     1/8/99*
                        -----------------------------------------------------------------------

(1) Policy Purchased On Date Variable Account Began Operations
 AV**...................  $89,683.80  $77,987.62  $81,682.29  $58,945.97 $93,475.94  $42,831.76
 CSV***.................   89,683.80   77,987.62   81,682.29   58,945.97  93,475.94   38,831.76

(2) Policy Purchased On 1/4/99
 AV**...................   47,299.56   38,624.77   38,662.08   41,283.06  40,441.91         *
 CSV***.................   43,299.56   34,624.77   34,662.08   37,283.06  36,441.91         *


                          Variable    Variable    Variable    Variable
                          Account I  Account II  Account III Account IV
                          10/11/96*   10/17/96*   10/11/96*   11/18/96*
                        ------------------------------------------------------------

(1) Policy Purchased On Date Variable Account Began Operations
 AV**...................  $66,594.49  $93,469.07  $70,991.74  $78,438.31
 CSV***.................   63,394.49   90,269.07   67,791.74   75,238.31

(2) Policy Purchased On 1/4/99
 AV**...................   56,992.28   55,305.97   56,563.57   49,625.05
 CSV***.................   52,992.28   51,305.97   52,563.57   45,625.05

-------------------
  *  Date Variable Account began operations.

 ** Accumulated Value: Includes deductions for all policy charges, including cost of insurance, except surrender charges. Cost of insurance rates vary depending on age and smoking status.

*** Cash Surrender Value: Includes deductions for all policy charges, including any underwriting and sales surrender charges that would have been deducted if the policy had been surrendered on December 31, 1999. Surrender charges vary by policy.

                            Pacific Select Exec II

 The following indicates the Accumulated Values and Cash Surrender Values as of December 31, 1999, assuming a hypothetical policy was purchased (1) on the date each Variable Account began operations, and (2) on January 4, 1999, if later. Also assumed is that 100% of each net premium payment was allocated to such Variable Account and reductions of cost of insurance rates are based on those in effect as of December 31, 1999. The Policy is based on an insured male, select nonsmoker, age 40, annual premium payments of $10,000 (also Guideline Annual Premium), and a Level and Initial Death Benefit of $554,056:

                                                    Variable Accounts
                       -------------------------------------------------------------------------
                         Aggressive   Emerging                Bond and                 Multi-
                           Equity      Markets     Growth      Income      Equity     Strategy
                           4/8/96*     4/8/96*     2/1/89*    1/10/97*    1/10/97*     1/3/89*
                       -------------------------------------------------------------------------

(1) Policy Purchased On Date Variable Account Began Operations
 AV**...................  $42,144.12  $32,425.97 $258,317.70  $22,382.28  $38,958.04 $172,708.50
 CSV***.................   37,203.05   27,484.90  258,317.70   17,441.21   34,016.97  172,708.50

(2) Policy Purchased On 1/4/99
 AV**...................    9,465.61   11,211.89   11,008.65    6,627.22   10,278.50    7,790.04
 CSV***.................    4,524.54    6,270.82    6,067.57    1,686.15    5,337.42    2,848.96


                           Equity      Growth      Mid-Cap     Equity     Small-Cap
                           Income        LT         Value       Index       Index       REIT
                           1/3/89*     1/4/94*     1/8/99*    1/31/91*     1/8/99*    1/19/99*
                       -------------------------------------------------------------------------

(1) Policy Purchased On Date Variable Account Began Operations
 AV**................... $228,374.64 $180,792.54   $7,486.91 $192,695.97   $8,492.53   $7,235.05
 CSV***.................  228,374.64  176,094.14    2,545.84  191,521.37    3,551.45    2,293.98

(2) Policy Purchased On 1/4/99
 AV**...................    8,297.88   15,057.79         *      8,883.22         *           *
 CSV***.................    3,356.81   10,116.72         *      3,942.15         *           *


                           Inter-    Government    Managed      Money    High Yield   Large-Cap
                          national   Securities     Bond       Market       Bond        Value
                          1/19/89*    2/15/89*     2/1/89*    11/22/88*    1/3/89*     1/8/99*
                       -------------------------------------------------------------------------

(1) Policy Purchased On Date Variable Account Began Operations
 AV**................... $155,664.35 $117,682.93 $121,734.71 $115,048.87 $140,763.34   $7,954.98
 CSV***.................  155,664.35  117,682.93  121,734.71  115,048.87  140,763.34    3,013.91

(2) Policy Purchased On 1/4/99
 AV**...................    8,720.54    7,044.47    7,052.54    7,613.52    7,434.88         *
 CSV***.................    3,779.47    2,103.39    2,111.47    2,672.45    2,493.81         *

-------------------
  *  Date Variable Account began operations.

 ** Accumulated Value: Includes deductions for all policy charges, including cost of insurance, except surrender charges. Cost of insurance rates vary depending on age, sex, smoking status, and substandard rating.

*** Cash Surrender Value: Includes deductions for all policy charges, including any underwriting and sales surrender charges that that would have been deducted if the policy had been surrendered on December 31, 1999. Surrender charges vary by policy.

                             M's Versatile Product


 The following indicates the Accumulated Values and Cash Surrender Values as of December 31, 1999, assuming a hypothetical policy was purchased (1) on the date each Variable Account began operations, and (2) on January 4, 1999, if later. Also assumed is that 100% of each net premium payment was allocated to such Variable Account and reductions of cost of insurance rates are based on those in effect as of December 31, 1999. The Policy is based on an insured male, select nonsmoker, age 40, annual premium payments of $10,000 (also Guideline Annual Premium), and a Level and Initial Death Benefit of $526,629:

                                                    Variable Accounts
                       -------------------------------------------------------------------------
                         Aggressive   Emerging                Bond and                 Multi-
                           Equity      Markets     Growth      Income      Equity     Strategy
                           4/8/96*     4/8/96*     2/1/89*    1/10/97*    1/10/97*     1/3/89*
                       -------------------------------------------------------------------------

(1) Policy Purchased On Date Variable Account Began Operations
 AV**...................  $42,211.49  $32,533.85 $259,150.56  $22,443.15  $39,000.47 $173,336.01
 CSV***.................   41,710.31   32,032.67  259,150.56   21,881.82   38,439.14  173,336.01

(2) Policy Purchased On 1/4/99
 AV**...................    9,475.49   11,214.24   11,016.63    6,646.98   10,285.65    7,803.36
 CSV***.................    8,753.79   10,492.53   10,294.93    5,925.28    9,563.94    7,081.66


                           Equity      Growth      Mid-Cap     Equity     Small-Cap
                           Income        LT         Value       Index       Index       REIT
                           1/3/89*     1/4/94*    1/08/99*    1/31/91*     1/8/99*    1/19/99*
                       -------------------------------------------------------------------------

(1) Policy Purchased On Date Variable Account Began Operations
 AV**................... $229,095.12 $181,065.06   $7,502.16 $193,237.19   $8,510.36   $7,249.57
 CSV***.................  229,095.12  180,744.30    6,780.46  193,157.00    7,788.66    6,527.87

(2) Policy Purchased On 1/4/99
 AV**...................    8,308.58   15,042.21         *      8,893.16         *           *
 CSV***.................    7,586.87   14,320.51         *      8,171.46         *           *

                           Inter-    Government    Managed      Money    High Yield   Large-Cap
                          national   Securities     Bond       Market       Bond        Value
                          1/19/89*    2/15/89*     2/1/89*    11/22/88*    1/3/89*     1/8/99*
                       -------------------------------------------------------------------------

(1) Policy Purchased On Date Variable Account Began Operations
 AV**................... $156,321.17 $118,180.95 $122,241.12 $115,491.63 $141,288.56   $7,966.72
 CSV***.................  156,321.17  118,180.95  122,241.12  115,491.63  141,288.56    7,245.02

(2) Policy Purchased On 1/4/99
 AV**...................    8,737.06    7,062.20    7,070.22    7,627.82    7,450.19         *
 CSV***.................    8,015.36    6,340.50    6,348.52    6,906.11    6,728.49         *


                          Variable    Variable    Variable    Variable
                          Account I  Account II  Account III Account IV
                          10/11/96*   10/17/96*   10/11/96*   11/18/96*
                       ------------------------------------------------------------

(1) Policy Purchased On Date Variable Account Began Operations
 AV**...................  $47,374.09  $56,917.15  $48,828.84  $46,369.28
 CSV***.................   46,832.81   56,375.88   48,287.56   45,821.32

(2) Policy Purchased On
 1/4/99
 AV**...................   10,816.95   10,429.52   10,663.86    9,311.26
 CSV***.................   10,095.25    9,707.82    9,942.15    8,589.55

-------------------
  * Date Variable Account began operations.

 ** Accumulated Value: Includes deductions for all policy charges, including cost of insurance, except surrender charges. Cost of insurance rates vary depending on age, sex, smoking status, and substandard rating.

*** Cash Surrender Value: Includes deductions for all policy charges, including any underwriting and sales surrender charges that would have been deducted if the policy had been surrendered on December 31, 1999. Surrender charges vary by policy.

                         INDEPENDENT AUDITORS' REPORT

The Board of Directors Pacific Life Insurance Company:

 We have audited the accompanying statement of assets and liabilities of Pacific Select Exec Separate Account (comprised of the Aggressive Equity, Emerging Markets, Growth, Bond and Income, Equity, Multi-Strategy, Equity Income, Growth LT, Mid-Cap Value, Equity Index, Small-Cap Index, REIT, International, Government Securities, Managed Bond, Money Market, High Yield Bond, Large-Cap Value, Variable Account I, Variable Account II, Variable Account III, and Variable Account IV Variable Accounts) as of December 31, 1999 and the related statement of operations for the year then ended and statement of changes in net assets for each of the two years in the period then ended (as to the Mid-Cap Value, Small-Cap Index, REIT, and Large-Cap Value Variable Accounts, for the periods from commencement of operations through December 31, 1999). These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Exec Separate Account as of December 31, 1999 and the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended (as to the Mid-Cap Value, Small-Cap Index, REIT, and Large-Cap Value Variable Accounts, for the periods from commencement of operations through December 31, 1999), in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Costa Mesa, California
February 10, 2000

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999
(In thousands)

                   Aggressive Emerging          Bond and           Multi-   Equity   Growth  Mid-Cap   Equity  Small-Cap
                     Equity   Markets   Growth   Income   Equity  Strategy  Income     LT     Value    Index     Index
                    Variable  Variable Variable Variable Variable Variable Variable Variable Variable Variable Variable
                    Account   Account  Account  Account  Account  Account  Account  Account  Account  Account   Account
                    --------------------------------------------------------------------------------------------------
ASSETS
Investments:
 Aggressive
 Equity Portfolio
 (2,270 shares;
 cost $28,345)...   $33,035
 Emerging Markets
 Portfolio
 (1,900 shares;
 cost $14,846)...             $19,910
 Growth Portfolio
 (9,705 shares;
 cost $225,194)..                      $289,069
 Bond and Income
 Portfolio
 (630 shares;
 cost $7,935)....                                $6,997
 Equity Portfolio
 (1,589 shares;
 cost $48,734)...                                        $59,599
 Multi-Strategy
 Portfolio
 (8,946 shares;
 cost $134,934)..                                                 $151,897
 Equity Income
 Portfolio
 (8,125 shares;
 cost $186,348)..                                                          $225,466
 Growth LT
 Portfolio
 (11,253 shares;
 cost $266,532)..                                                                   $536,446
 Mid-Cap Value
 Portfolio
 (496 shares;
 cost $5,142)....                                                                             $5,208
 Equity Index
 Portfolio
 (11,315 shares;
 cost $298,365)..                                                                                     $434,565
 Small-Cap Index
 Portfolio
 (547 shares;
 cost $5,759)....                                                                                               $6,426
Receivables:
 Due from Pacific
 Life Insurance
 Company.........                  45        27               53         5       19      131       4                 1
 Fund shares
 redeemed........        26                                                                                 88
                    --------------------------------------------------------------------------------------------------
Total Assets.....    33,061    19,955   289,096   6,997   59,652   151,902  225,485  536,577   5,212   434,653   6,427
                    --------------------------------------------------------------------------------------------------
LIABILITIES
Payables:
 Due to Pacific
 Life Insurance
 Company.........        26                                                                                 88
 Fund shares
 purchased.......                  45        27               53         5       19      131       4                 1
                    --------------------------------------------------------------------------------------------------
Total
Liabilities......        26        45        27               53         5       19      131       4        88       1
                    --------------------------------------------------------------------------------------------------
NET ASSETS.......   $33,035   $19,910  $289,069  $6,997  $59,599  $151,897 $225,466 $536,446  $5,208  $434,565  $6,426
                    --------------------------------------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 1999
(In thousands)

                                      Govern-                       High
                             Inter-     ment    Managed   Money    Yield   Large-Cap
                     REIT   national Securities   Bond    Market    Bond     Value   Variable Variable Variable Variable
                   Variable Variable  Variable  Variable Variable Variable Variable  Account  Account  Account  Account
                   Account  Account   Account   Account  Account  Account   Account     I        II      III       IV
                    --------------------------------------------------------------------------------------------------
ASSETS
Investments:
 REIT Portfolio
 (276 shares;
 cost $2,783)....   $2,643
 International
 Portfolio
 (11,651 shares;
 cost $188,119)..           $215,349
 Government
 Securities
 Portfolio
 (2,200 shares;
 cost $23,386)...                     $22,218
 Managed Bond
 Portfolio
 (11,058 shares;
 cost $120,723)..                               $114,197
 Money Market
 Portfolio
 (13,001 shares;
 cost $131,293)..                                        $131,046
 High Yield Bond
 Portfolio
 (5,450 shares;
 cost $50,328)...                                                 $48,032
 Large-Cap Value
 Portfolio
 (485 shares;
 cost $5,320)....                                                           $5,378
 Brandes
 International
 Equity Portfolio
 (640 shares;
 cost $8,485)....                                                                     $9,927
 Turner Core
 Growth Portfolio
 (943 shares;
 cost $19,237)...                                                                             $21,622
 Frontier Capital
 Appreciation
 Portfolio
 (401 shares;
 cost $6,298)....                                                                                       $8,463
 Enhanced U.S.
 Equity Portfolio
 (286 shares;
 cost $5,315)....                                                                                                $6,005
Receivables:
 Due from Pacific
 Life Insurance
 Company.........        4        74        3                                    2                                    7
 Fund shares
 redeemed........                                      3      209      11
                    ---------------------------------------------------------------------------------------------------
Total Assets.....    2,647   215,423   22,221    114,200  131,255  48,043    5,380     9,927   21,622    8,463    6,012
                    ---------------------------------------------------------------------------------------------------
LIABILITIES
Payables:
 Due to Pacific
 Life Insurance
 Company.........                                      3      209      11
 Fund shares
 purchased.......        4        74        3                                    2                                    7
                    ---------------------------------------------------------------------------------------------------
Total
Liabilities......        4        74        3          3      209      11        2                                    7
                    ---------------------------------------------------------------------------------------------------
NET ASSETS.......   $2,643  $215,349  $22,218   $114,197 $131,046 $48,032   $5,378    $9,927  $21,622   $8,463   $6,005
                    ---------------------------------------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999
(In thousands)

                   Aggressive Emerging          Bond and           Multi-    Equity    Growth    Mid-Cap    Equity   Small-Cap
                     Equity   Markets   Growth   Income   Equity  Strategy   Income      LT       Value     Index      Index
                    Variable  Variable Variable Variable Variable Variable  Variable  Variable  Variable   Variable  Variable
                    Account   Account  Account  Account  Account  Account   Account   Account  Account (1) Account  Account (1)
                   -----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends.......    $2,297       $60  $24,357     $647   $2,430  $12,175   $18,449    $24,658     $10      $5,600      $95
                   -----------------------------------------------------------------------------------------------------------
Net Investment
Income...........     2,297        60   24,357      647    2,430   12,175    18,449     24,658      10       5,600       95
                   -----------------------------------------------------------------------------------------------------------
NET REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS
 Net realized
 gain (loss) from
 security
 transactions....       835      (293)  17,437     (147)   1,715    1,903     8,208     25,696     (70)     16,677       37
 Net unrealized
 appreciation
 (depreciation)
 on investments..     3,261     6,681   51,373     (970)   8,860   (4,391)   (1,356)   195,153      66      45,834      667
                   -----------------------------------------------------------------------------------------------------------
Net Realized and
Unrealized Gain
(Loss) on
Investments......     4,096     6,388   68,810   (1,117)  10,575   (2,488)    6,852    220,849      (4)     62,511      704
                   -----------------------------------------------------------------------------------------------------------
NET INCREASE
(DECREASE) IN NET
ASSETS
 RESULTING FROM
 OPERATIONS......    $6,393    $6,448  $93,167    ($470) $13,005   $9,687   $25,301   $245,507      $6     $68,111     $799
                   -----------------------------------------------------------------------------------------------------------

(1) Operations commenced during 1999 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1999
(In thousands)

                                         Govern-                        High
                                Inter-     ment    Managed    Money    Yield    Large-Cap
                      REIT     national Securities   Bond     Market    Bond      Value    Variable Variable Variable Variable
                    Variable   Variable  Variable  Variable  Variable Variable  Variable   Account  Account  Account  Account
                   Account (1) Account   Account   Account   Account  Account  Account (1)    I        II      III       IV
                   ----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends.......      $82      $7,401    $1,278    $8,539    $4,600   $3,845      $20        $312   $1,181     $243     $474
                   ----------------------------------------------------------------------------------------------------------
Net Investment
Income...........       82       7,401     1,278     8,539     4,600    3,845       20         312    1,181      243      474
                   ----------------------------------------------------------------------------------------------------------
NET REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS
 Net realized
 gain (loss) from
 security
 transactions....      (15)      8,072         9       353       259   (1,968)      29         254      277      224      646
 Net unrealized
 appreciation
 (depreciation)
 on investments..     (140)     23,374    (1,640)  (10,865)     (137)    (533)      58       1,374    1,904    1,903      141
                   ----------------------------------------------------------------------------------------------------------
Net Realized and
Unrealized Gain
(Loss) on
Investments......     (155)     31,446    (1,631)  (10,512)      122   (2,501)      87       1,628    2,181    2,127      787
                   ----------------------------------------------------------------------------------------------------------
NET INCREASE
(DECREASE) IN NET
ASSETS
 RESULTING FROM
 OPERATIONS......     ($73)    $38,847     ($353)  ($1,973)   $4,722   $1,344     $107      $1,940   $3,362   $2,370   $1,261
                   -----------------------------------------------------------------------------------------------------------

(1) Operations commenced during 1999 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999
(In thousands)

                                                                       Aggressive Emerging            Bond and            Multi-
                                                                         Equity   Markets    Growth    Income   Equity   Strategy
                                                                        Variable  Variable  Variable  Variable Variable  Variable
                                                                        Account   Account   Account   Account  Account   Account
                                                                       -----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
 Net investment income................................................   $2,297       $60    $24,357     $647   $2,430    $12,175
 Net realized gain (loss) from security transactions..................      835      (293)    17,437     (147)   1,715      1,903
 Net unrealized appreciation (depreciation) on investments............    3,261     6,681     51,373     (970)   8,860     (4,391)
                                                                       -----------------------------------------------------------
Net Increase (Decrease) in Net Assets Resulting from Operations.......    6,393     6,448     93,167     (470)  13,005      9,687
                                                                       -----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
 Transfer of net premiums.............................................    6,178     3,315     31,800    1,814    7,890     13,459
 Transfers--policy charges and deductions.............................   (1,517)     (908)   (11,435)    (439)  (2,031)    (6,081)
 Transfers in (from other variable accounts)..........................   29,901    25,855    227,823    6,748   59,920     23,609
 Transfers out (to other variable accounts)...........................  (25,109)  (24,440)  (239,257)  (5,539) (36,551)   (18,440)
 Transfers--other.....................................................     (577)     (432)   (12,699)    (399)    (700)    (4,335)
                                                                       -----------------------------------------------------------
Net Increase (Decrease) in Net Assets Derived from Policy
Transactions..........................................................    8,876     3,390     (3,768)   2,185   28,528      8,212
                                                                       -----------------------------------------------------------
NET INCREASE IN NET ASSETS............................................   15,269     9,838     89,399    1,715   41,533     17,899
                                                                       -----------------------------------------------------------
NET ASSETS
 Beginning of Year....................................................   17,766    10,072    199,670    5,282   18,066    133,998
                                                                       -----------------------------------------------------------
 End of Year..........................................................  $33,035   $19,910   $289,069   $6,997  $59,599   $151,897
                                                                       -----------------------------------------------------------
                                                                        Equity    Growth     Mid-Cap    Equity   Small-Cap
                                                                        Income      LT        Value     Index      Index
                                                                       Variable  Variable   Variable   Variable  Variable
                                                                       Account   Account   Account (1) Account  Account (1)
                                                                       ----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
 Net investment income................................................  $18,449   $24,658       $10      $5,600       $95
 Net realized gain (loss) from security transactions..................    8,208    25,696       (70)     16,677        37
 Net unrealized appreciation (depreciation) on investments............   (1,356)  195,153        66      45,834       667
                                                                       ----------------------------------------------------
Net Increase (Decrease) in Net Assets Resulting from Operations.......   25,301   245,507         6      68,111       799
                                                                       ----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
 Transfer of net premiums.............................................   27,427    46,518     1,020      69,793     1,576
 Transfers--policy charges and deductions.............................  (10,117)  (16,923)     (151)    (19,242)     (168)
 Transfers in (from other variable accounts)..........................   71,635   186,813     7,393     156,344    17,438
 Transfers out (to other variable accounts)...........................  (63,749) (134,957)   (2,988)   (122,161)  (13,186)
 Transfers--other.....................................................  (12,898)  (17,789)      (72)    (21,467)      (33)
                                                                       ----------------------------------------------------
Net Increase (Decrease) in Net Assets Derived from Policy
Transactions..........................................................   12,298    63,662     5,202      63,267     5,627
                                                                       ----------------------------------------------------
NET INCREASE IN NET ASSETS............................................   37,599   309,169     5,208     131,378     6,426
                                                                       ----------------------------------------------------
NET ASSETS
 Beginning of Year....................................................  187,867   227,277               303,187
                                                                       ----------------------------------------------------
 End of Year.......................................................... $225,466  $536,446    $5,208    $434,565    $6,426
                                                                       ----------------------------------------------------

(1) Operations commenced during 1999 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1999
(In thousands)

                                          Govern-                         High
                                Inter-      ment    Managed    Money     Yield     Large-Cap
                      REIT     national  Securities   Bond     Market     Bond       Value    Variable Variable  Variable Variable
                    Variable   Variable   Variable  Variable  Variable  Variable   Variable   Account  Account   Account  Account
                   Account (1) Account    Account   Account   Account   Account   Account (1)    I        II       III       IV
                   ---------------------------------------------------------------------------------------------------------------
INCREASE
(DECREASE) IN NET
ASSETS
FROM OPERATIONS
 Net investment
 income..........       $82      $7,401    $1,278     $8,539    $4,600   $3,845        $20       $312   $1,181      $243     $474
 Net realized
 gain (loss) from
 security
 transactions....       (15)      8,072         9        353       259   (1,968)        29        254      277       224      646
 Net unrealized
 appreciation
 (depreciation)
 on investments..      (140)     23,374    (1,640)   (10,865)     (137)    (533)        58      1,374    1,904     1,903      141
                   ---------------------------------------------------------------------------------------------------------------
Net Increase
(Decrease) in Net
Assets Resulting
from Operations..       (73)     38,847      (353)    (1,973)    4,722    1,344        107      1,940    3,362     2,370    1,261
                   ---------------------------------------------------------------------------------------------------------------
INCREASE
(DECREASE) IN NET
ASSETS
FROM POLICY
TRANSACTIONS
 Transfer of net
 premiums........       327      29,734     3,788     15,623   255,115    9,673        915      1,409    1,432     1,411      885
 Transfers--
 policy charges
 and deductions..       (65)     (8,874)   (1,057)    (4,945)   (9,879)  (2,496)      (177)      (234)    (290)     (327)    (259)
 Transfers in
 (from other
 variable
 accounts).......     3,247     121,103    12,668     65,597   466,728   44,998      6,201      5,989   17,199     3,714    8,944
 Transfers out
 (to other
 variable
 accounts).......      (771)   (114,670)   (7,771)   (59,239) (643,243) (46,917)    (1,608)      (632)  (2,837)   (2,450)  (9,539)
 Transfers--
 other...........       (22)     (7,931)   (2,206)    (2,730)  (11,504)  (1,940)       (60)       (67)    (192)     (707)    (273)
                   ---------------------------------------------------------------------------------------------------------------
Net Increase
(Decrease) in Net
Assets Derived
from Policy
Transactions.....     2,716      19,362     5,422     14,306    57,217    3,318      5,271      6,465   15,312     1,641     (242)
                   ---------------------------------------------------------------------------------------------------------------
NET INCREASE IN
NET ASSETS.......     2,643      58,209     5,069     12,333    61,939    4,662      5,378      8,405   18,674     4,011    1,019
                   ---------------------------------------------------------------------------------------------------------------
NET ASSETS
 Beginning of
 Year............               157,140    17,149    101,864    69,107   43,370                 1,522    2,948     4,452    4,986
                   ---------------------------------------------------------------------------------------------------------------
 End of Year.....    $2,643    $215,349   $22,218   $114,197  $131,046  $48,032     $5,378     $9,927  $21,622    $8,463   $6,005
                   ---------------------------------------------------------------------------------------------------------------

(1) Operations commenced during 1999 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998
(In thousands)

                          Aggressive Emerging            Bond and            Multi-    Equity    Growth    Equity
                            Equity   Markets    Growth    Income   Equity   Strategy   Income      LT      Index
                           Variable  Variable  Variable  Variable Variable  Variable  Variable  Variable  Variable
                           Account   Account   Account   Account  Account   Account   Account   Account   Account
                           ---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM OPERATIONS
 Net investment income..        $5      $117    $20,232     $147     $507    $12,030   $18,901    $6,250    $4,853
 Net realized gain
 (loss) from security
 transactions...........       653    (1,951)    10,581       19      369      3,108     5,470     5,163    11,629
 Net unrealized
 appreciation
 (depreciation) on
 investments............     1,132      (935)   (23,983)      13    1,989      5,144     9,750    63,381    43,404
                           ---------------------------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets Resulting
from Operations.........     1,790    (2,769)     6,830      179    2,865     20,282    34,121    74,794    59,886
                           ---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM POLICY TRANSACTIONS
 Transfer of net
 premiums...............     4,086     3,183     31,972    1,056    2,976     14,554    24,939    29,295    44,705
 Transfers--policy
 charges and deductions.      (969)     (663)   (10,609)    (197)    (633)    (5,260)   (7,949)   (9,146)  (12,955)
 Transfers in (from
 other variable
 accounts)..............    20,958    27,300     89,840    6,550   17,627     13,875    46,109    82,877   108,028
 Transfers out (to other
 variable accounts).....   (16,962)  (25,040)   (87,886)  (2,820)  (8,527)   (17,159)  (35,074)  (53,981)  (73,002)
 Transfers--other.......      (610)     (355)   (10,466)    (171)    (432)    (5,646)   (5,765)   (7,000)  (10,763)
                           ---------------------------------------------------------------------------------------
Net Increase in Net
Assets Derived
from Policy
Transactions............     6,503     4,425     12,851    4,418   11,011        364    22,260    42,045    56,013
                           ---------------------------------------------------------------------------------------
NET INCREASE IN NET
ASSETS..................     8,293     1,656     19,681    4,597   13,876     20,646    56,381   116,839   115,899
                           ---------------------------------------------------------------------------------------
NET ASSETS
 Beginning of Year......     9,473     8,416    179,989      685    4,190    113,352   131,486   110,438   187,288
                           ---------------------------------------------------------------------------------------
 End of Year............   $17,766   $10,072   $199,670   $5,282  $18,066   $133,998  $187,867  $227,277  $303,187
                           ---------------------------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1998
(In thousands)

                                     Govern-                         High
                           Inter-      ment    Managed    Money     Yield
                          national  Securities   Bond     Market     Bond    Variable Variable Variable Variable
                          Variable   Variable  Variable  Variable  Variable  Account  Account  Account  Account
                          Account    Account   Account   Account   Account      I        II      III       IV
                           -------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM OPERATIONS
 Net investment income..   $11,985      $881     $5,533    $3,392   $3,403       $87      $52      $21     $154
 Net realized gain
 (loss) from security
 transactions...........     5,435       164        663        (3)     (87)        8       96      (64)     183
 Net unrealized
 appreciation
 (depreciation) on
 investments............   (10,085)       59      1,408        14   (2,165)       72      460       44      366
                           -------------------------------------------------------------------------------------
Net Increase in Net
Assets Resulting from
Operations..............     7,335     1,104      7,604     3,403    1,151       167      608        1      703
                           -------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM POLICY TRANSACTIONS
 Transfer of net
 premiums...............    28,077     2,186     13,456   164,872    7,612       238      408    1,305    1,358
 Transfers--policy
 charges and deductions.    (8,359)     (699)    (3,939)   (6,168)  (2,255)      (62)     (93)    (245)    (156)
 Transfers in (from
 other variable
 accounts)..............    71,891    10,097     52,698   268,634   34,691       749    2,159    1,700    1,697
 Transfers out (to other
 variable accounts).....   (64,225)   (5,218)   (36,135) (399,943) (29,075)      (97)    (880)  (1,374)    (481)
 Transfers--other.......    (6,520)     (742)    (4,332)  (13,775)  (2,461)      (12)     (37)     (44)     111
                           -------------------------------------------------------------------------------------
Net Increase in Net
Assets Derived
from Policy
Transactions............    20,864     5,624     21,748    13,620    8,512       816    1,557    1,342    2,529
                           -------------------------------------------------------------------------------------
NET INCREASE IN NET
ASSETS..................    28,199     6,728     29,352    17,023    9,663       983    2,165    1,343    3,232
                           -------------------------------------------------------------------------------------
NET ASSETS
 Beginning of Year......   128,941    10,421     72,512    52,084   33,707       539      783    3,109    1,754
                           -------------------------------------------------------------------------------------
 End of Year............  $157,140   $17,149   $101,864   $69,107  $43,370    $1,522   $2,948   $4,452   $4,986
                           -------------------------------------------------------------------------------------

See Notes to Financial Statements

                     PACIFIC SELECT EXEC SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

 The Pacific Select Exec Separate Account (the "Separate Account") is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is currently comprised of twenty-two subaccounts called Variable Accounts: the Aggressive Equity Variable Account, the Emerging Markets Variable Account, the Growth Variable Account, the Bond and Income Variable Account, the Equity Variable Account, the Multi-Strategy Variable Account, the Equity Income Variable Account, the Growth LT Variable Account, the Mid-Cap Value Variable Account, the Equity Index Variable Account, the Small-Cap Index Variable Account, the REIT Variable Account, the International Variable Account, the Government Securities Variable Account, the Managed Bond Variable Account, the Money Market Variable Account, the High Yield Bond Variable Account, the Large-Cap Value Variable Account, and the Variable Accounts I through IV. The assets in each of the first eighteen Variable Accounts are invested in shares of the corresponding portfolios of Pacific Select Fund and the assets of the last four Variable Accounts (Brandes International Equity, Turner Core Growth, Frontier Capital Appreciation and Enhanced U.S. Equity) are invested in shares of the corresponding portfolios of M Fund, Inc. (collectively, the "Funds"). Each Variable Account pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections B through E of this report or provided separately and should be read in conjunction with the Separate Account's financial statements.

 The Separate Account has organized and registered with the Securities and Exchange Commission four new Variable Accounts: the Mid-Cap Value Variable Account, the Small-Cap Index Variable Account, the REIT Variable Account, and the Large-Cap Value Variable Account. The Mid-Cap Value Variable Account, the Small-Cap Index Variable Account, and the Large-Cap Value Variable Account commenced operations on January 8, 1999, and the REIT Variable Account commenced operations on January 19, 1999.

 The Separate Account was established by Pacific Life Insurance Company ("Pacific Life") on May 12, 1988 and commenced operations on November 22, 1988. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Life.

 The Separate Account held by Pacific Life represents funds from individual flexible premium variable life policies. The assets of the Separate Account are carried at market value.

 The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

 A. Valuation of Investments

 Investments in shares of the Funds are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

 B. Security Transactions

 Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost.

 C. Federal Income Taxes

 The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

2. DIVIDENDS

 During 1999, the Funds declared dividends for each portfolio. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolio.

3. CHARGES AND EXPENSES

 With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums for sales load and state premium taxes before amounts are allocated to the Separate Account. Pacific Life also makes certain deductions from the net assets of each Variable Account for the mortality and expense risks Pacific Life assumes, administrative expenses, cost of insurance, charges for optional benefits and any sales and underwriting surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.

4. RELATED PARTY AGREEMENT

 Pacific Mutual Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

                     PACIFIC SELECT EXEC SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)

5. SEPARATE ACCOUNT'S COST OF INVESTMENTS IN THE FUNDS SHARES

 The investment in the Funds shares are carried at identified cost, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains). Total cost and market value of the Separate Account's investments in the Funds as of December 31, 1999 were as follows (amounts in thousands):

                                                       Variable Accounts
                         -------------------------------------------------------------------------------
                         Aggressive Emerging            Bond and             Multi-    Equity    Growth
                           Equity    Markets   Growth    Income    Equity   Strategy   Income      LT
                         -------------------------------------------------------------------------------
Total cost of
 investments at
 beginning of year        $16,338    $11,689  $187,167   $5,250    $16,061  $112,643  $147,393  $152,516
Add:Total net proceeds
 from policy
 transactions              19,528     12,400   103,914    4,132     40,979    16,057    33,867   110,353
  Reinvested
   distributions from
   the Funds:
  (a) Net investment
      income                              60       468      388         42     3,612     1,810
  (b) Net realized gain     2,297               23,889      259      2,388     8,563    16,639    24,658
                         -------------------------------------------------------------------------------
           Sub-Total       38,163     24,149   315,438   10,029     59,470   140,875   199,709   287,527
Less: Cost of
 investments disposed
 during the year            9,818      9,303    90,244    2,094     10,736     5,941    13,361    20,995
                         -------------------------------------------------------------------------------
Total cost of
 investments at end of
 year                      28,345     14,846   225,194    7,935     48,734   134,934   186,348   266,532
Add: Unrealized
 appreciation
 (depreciation)             4,690      5,064    63,875     (938)    10,865    16,963    39,118   269,914
                         -------------------------------------------------------------------------------
Total market value of
 investments at end of
 year                     $33,035    $19,910  $289,069   $6,997    $59,599  $151,897  $225,466  $536,446
                         -------------------------------------------------------------------------------

                                                                            Govern-
                          Mid-Cap    Equity   Small-Cap            Inter-     ment    Managed    Money
                         Value (1)    Index   Index (1) REIT (1)  national Securities   Bond     Market
                         -------------------------------------------------------------------------------
Total cost of
 investments at
 beginning of year                  $212,820                      $153,283   $16,677   $97,525   $69,218
Add: Total net proceeds
 from policy
 transactions              $6,149     94,678    $6,917   $2,925     63,456     9,456    32,380   302,607
  Reinvested
   distributions from
   the Funds:
  (a) Net investment
      income                   10      4,038        27       76      1,200     1,012     5,982     4,600
  (b) Net realized gain                1,562        68        6      6,201       266     2,557
                         -------------------------------------------------------------------------------
           Sub-Total        6,159    313,098     7,012    3,007    224,140    27,411   138,444   376,425
Less: Cost of
 investments disposed
 during the year            1,017     14,733     1,253      224     36,021     4,025    17,721   245,132
                         -------------------------------------------------------------------------------
Total cost of
 investments at end of
 year                       5,142    298,365     5,759    2,783    188,119    23,386   120,723   131,293
Add: Unrealized
 appreciation
 (depreciation)                66    136,200       667     (140)    27,230    (1,168)   (6,526)     (247)
                         -------------------------------------------------------------------------------
Total market value of
 investments at end of
 year                      $5,208   $434,565    $6,426   $2,643   $215,349   $22,218  $114,197  $131,046
                         -------------------------------------------------------------------------------

                         High Yield Large-Cap
                            Bond    Value (1)     I        II       III        IV
                         -----------------------------------------------------------
Total cost of
 investments at
 beginning of year        $45,134               $1,454   $2,467     $4,191    $4,437
Add: Total net proceeds
 from policy
 transactions              25,603     $5,805     7,684   16,504      3,055     2,983
  Reinvested
   distributions from
   the Funds:
  (a) Net investment
      income                3,845         20        56       20                    7
  (b) Net realized gain                            256    1,161        243       467
                         -----------------------------------------------------------
           Sub-Total       74,582      5,825     9,450   20,152      7,489     7,894
Less: Cost of
 investments disposed
 during the year           24,254        505       965      915      1,191     2,579
                         -----------------------------------------------------------
Total cost of
 investments at end of
 year                      50,328      5,320     8,485   19,237      6,298     5,315
Add: Unrealized
 appreciation
 (depreciation)            (2,296)        58     1,442    2,385      2,165       690
                         -----------------------------------------------------------
Total market value of
 investments at end of
 year                     $48,032     $5,378    $9,927  $21,622     $8,463    $6,005
                         -----------------------------------------------------------

-------------------
(1) Operations commenced during 1999 (See Note 1 to Financial Statements).

                      PACIFIC SELECT EXEC SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)


6. TRANSACTIONS IN SEPARATE ACCOUNT UNITS AND SELECTED ACCUMULATION UNIT ** INFORMATION

 Transactions in Separate Account units for the year ended December 31, 1999 and the selected accumulation unit information as of December 31, 1999 were as follows:

                                                            Variable Accounts
                          ----------------------------------------------------------------------------------------------
                          Aggressive   Emerging               Bond and                Multi-      Equity      Growth
                            Equity     Markets      Growth     Income     Equity     Strategy     Income        LT
                          ----------------------------------------------------------------------------------------------
Total units outstanding
 at beginning of year      1,392,776   1,425,050   5,054,100   407,552   1,208,588  3,899,102    4,153,101    7,088,988
Increase (decrease) in
 units resulting from
 policy transactions:
 (a) Transfer of net
  premiums                   446,295     391,154     731,566   146,464     466,028    378,029      566,767    1,090,385
 (b) Transfers--policy
  charges and deductions    (109,665)   (106,579)   (260,557)  (35,534)   (119,693)  (170,710)    (209,156)    (396,786)
 (c) Transfers in (from
  other variable
  accounts)                2,146,964   3,074,166   4,963,234   535,185   3,543,441    572,679    1,295,559    4,047,924
 (d) Transfers out (to
  other variable
  accounts)               (1,801,331) (2,898,051) (5,249,564) (439,413) (2,178,697)  (445,339)  (1,169,106)  (2,989,259)
 (e) Transfers--other        (41,457)    (51,197)   (278,610)  (31,698)    (41,773)  (104,711)    (236,551)    (394,019)
                          ----------------------------------------------------------------------------------------------
     Sub-Total               640,806     409,493     (93,931)  175,004   1,669,306    229,948      247,513    1,358,245
                          ----------------------------------------------------------------------------------------------
Total units outstanding
 at end of year            2,033,582   1,834,543   4,960,169   582,556   2,877,894  4,129,050    4,400,614    8,447,233
                          ----------------------------------------------------------------------------------------------


Accumulation Unit Value:
 At beginning of year         $12.76       $7.07      $39.51    $12.96      $14.95     $34.37       $45.24       $32.06
 At end of year               $16.24      $10.85      $58.28    $12.01      $20.71     $36.79       $51.24       $63.51

                                                                                     Govern-
                           Mid-Cap      Equity    Small-Cap               Inter-       ment      Managed       Money
                          Value (1)     Index     Index (1)   REIT (1)   national   Securities     Bond       Market
                          ----------------------------------------------------------------------------------------------
Total units outstanding
 at beginning of year                  7,178,724                         7,183,483    722,500    4,098,497    4,086,161
Increase (decrease) in
 units resulting from
 policy transactions:
 (a) Transfer of net
  premiums                   101,351   1,525,978     154,672    32,153   1,297,474    162,177      639,829   14,668,834
 (b) Transfers--policy
  charges and deductions     (15,187)   (421,266)    (16,372)   (6,499)   (385,569)   (45,293)    (202,469)    (568,862)
 (c) Transfers in (from
  other variable
  accounts)                  733,125   3,170,097   1,703,414   317,169   5,106,667    511,147    2,606,449   26,594,956
 (d) Transfers out (to
  other variable
  accounts)                 (308,361) (2,484,612) (1,291,374)  (76,125) (4,851,038)  (308,321)  (2,349,734) (36,739,991)
 (e) Transfers--other         (7,378)   (436,615)     (3,136)   (2,097)   (335,483)   (87,525)    (108,284)    (657,157)
                         -----------------------------------------------------------------------------------------------
     Sub-Total               503,550   1,353,582     547,204   264,601     832,051    232,185      585,791    3,297,780
                         -----------------------------------------------------------------------------------------------
Total units outstanding
 at end of year              503,550   8,532,306     547,204   264,601   8,015,534    954,685    4,684,288    7,383,941
                         -----------------------------------------------------------------------------------------------


Accumulation Unit Value:
 At beginning of year         $10.00      $42.23      $10.00    $10.00      $21.88     $23.74       $24.85       $16.91
 At end of year               $10.34      $50.93      $11.74     $9.99      $26.87     $23.27       $24.38       $17.75

                          High Yield  Large-Cap
                             Bond     Value (1)       I          II        III          IV
                         ---------------------------------------------------------------------
Total units outstanding
 at beginning of year      1,598,243                 127,998   167,752     342,807    304,588
Increase (decrease) in
 units resulting from
 policy transactions:
 (a) Transfer of net
  premiums                   351,193      86,694      95,802    72,580      94,055     49,583
 (b) Transfers--policy
  charges and deductions     (90,794)    (16,717)    (16,143)  (14,391)    (22,248)   (14,533)
 (c) Transfers in (from
  other variable
  accounts)                1,565,039     580,019     404,864   806,745     246,076    500,082
 (d) Transfers out (to
  other variable
  accounts)               (1,635,967)   (150,215)    (43,231) (144,796)   (161,952)  (533,493)
 (e) Transfers--other        (67,640)     (5,540)     (4,604)   (9,779)    (46,779)   (15,217)
                         ---------------------------------------------------------------------
     Sub-Total               121,831     494,241     436,688   710,359     109,152    (13,578)
                         ---------------------------------------------------------------------
Total units outstanding
 at end of year            1,720,074     494,241     564,686   878,111     451,959    291,010
                         ---------------------------------------------------------------------


Accumulation Unit Value:
 At beginning of year         $27.14      $10.00      $11.89    $17.57      $12.99     $16.37
 At end of year               $27.92      $10.88      $17.58    $24.62      $18.72     $20.64

-------------------
** Accumulation Unit: unit of measure used to calculate the value of a Policy Owner's interest in a Variable Account during the accumulation period.

(1) Operations commenced during 1999 (See Note 1 to Financial Statements).

Annual Reports                                         -----------------
as of December 31, 1999                                    FIRST CLASS
                                                       U.S. POSTAGE PAID
 . Pacific Select Fund                                   PACIFIC LIFE INS
                                                              92799
 . Pacific Select Exec                                  -----------------
  Separate Account of
  Pacific Life Insurance Company












Accountants
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626


Counsel
Dechert Price & Rhoads
1775 Eye Street, N.W.
Washington, D.C. 20006-2401







                                                Pacific Life Insurance Company
                                                Client Services Department
                                                700 Newport Center Drive
                                                P.O. Box 7500
                                                Newport Beach, California
                                                92658-7500

                                                ADDRESS SERVICE REQUESTED

Form No. 15-17463-10